Segment Reporting - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Account Borrower Client	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments | Segment	4
Loans, net	$ 105,122		$ 105,122	$ 111,070
Servicing revenue			$ 290	304	$ 340
Number of clients for business processing services | Client			600
Accounts receivable	108		$ 108	95
Total assets	114,991		$ 114,991	121,136
Default Aversion Service [Member]
Segment Reporting Information [Line Items]
Deferred asset recovery revenue recognized		$ 47
Minimum [Member]
Segment Reporting Information [Line Items]
Number of borrowers helped to successfully rehabilitate loans | Borrower			261,000
Great Lakes [Member]
Segment Reporting Information [Line Items]
Servicing revenue			$ 238	172
Great Lakes [Member] | Default Aversion Service [Member]
Segment Reporting Information [Line Items]
Deferred asset recovery revenue recognized			47
Consumer Lending Segment [Member]
Segment Reporting Information [Line Items]
Loans, net	23,419		$ 23,419	23,340
Number of years experience			40 years
Total assets	25,268		$ 25,268	25,569
Business Processing [Member]
Segment Reporting Information [Line Items]
Total assets	466		466	373
Business Processing [Member] | Nonfederal Education Loan [Member]
Segment Reporting Information [Line Items]
Accounts receivable	11,400		11,400	10,100	9,900
Other Segment [Member]
Segment Reporting Information [Line Items]
Total assets	2,100		$ 2,100	1,900
Department of Education [Member] | Federal Education Loans [Member]
Segment Reporting Information [Line Items]
Number of contracts under ED servicing contract | Account			6,100,000
Loans under service contract	205,900		$ 205,900
Revenue from servicing contract			150
Earnest [Member] | Consumer Lending Segment [Member]
Segment Reporting Information [Line Items]
Private education refinance loans originated			900
Private Education Refinance Loan [Member] | Consumer Lending Segment [Member]
Segment Reporting Information [Line Items]
Loans, net	761		761
Private Education Loans [Member]
Segment Reporting Information [Line Items]
Loans, net	23,419		23,419	23,340
Private Education Loans [Member] | Consumer Lending Segment [Member]
Segment Reporting Information [Line Items]
Loans, net	$ 23,400		$ 23,400
Loan portfolio amortization period weighted average life			20 years
Amortization period			6 years
Percentage of loans funded through securitization debt	55.00%		55.00%
ED Asset Recovery and Servicing Contracts [Member]
Segment Reporting Information [Line Items]
Allocation methodology description			Since 2009, Navient has been one of four TIVAS that provides loan servicing for federal loans owned by ED. We continually strive to help our customers successfully navigate the repayment of their loans. Under the contract, we seek to improve on the performance metrics that determine the allocation of new accounts under the servicing contract with ED
FFELP Loans [Member]
Segment Reporting Information [Line Items]
Loans, net	$ 81,703		$ 81,703	87,730
Loan portfolio amortization period weighted average life			20 years
Amortization period			7 years
Loans purchased, unpaid principal amount	$ 5,700		$ 5,700	$ 3,600	$ 3,700
Percentage of general guaranty agreements of FFELP loans			97.00%
Percentage of loans funded through securitization debt	84.00%		84.00%